Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2021
Loans and Allowance for Loan Losses
Schedule of categories of loans

Categories of loans at December 31, include:

	2021	2020

	(In thousands)
Commercial loans	$90,892	$103,277
Commercial real estate	266,777	246,167
Residential real estate	90,132	85,789
Installment loans	6,571	8,258
Total gross loans	454,372	443,491
Less allowance for loan losses	(3,673)	(5,113)
Total loans	$450,699	$438,378

Schedule of allowance for loan losses and recorded investment in loans

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2021 and 2020:

	2021
		Commercial
	Commercial	Real Estate	Residential	Installment	Unallocated	Total

	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$1,397	$1,821	$1,471	$424	$—	$5,113
(Credit) Provision charged to expense	(276)	(586)	(331)	(62)	—	(1,255)
Losses charged off	(78)	—	(26)	(126)	—	(230)
Recoveries	3	—	7	35	—	45
Balance, end of year	$1,046	$1,235	$1,121	$271	$—	$3,673
Ending balance: individually evaluated for impairment	$—	$230	$—	$—	$—	$230
Ending balance: collectively evaluated for impairment	$1,046	$1,005	$1,121	$271	$—	$3,443
Loans:
Ending balance: individually evaluated for impairment	$—	$3,933	$—	$—	$—	$3,933
Ending balance: collectively evaluated for impairment	$90,892	$262,844	$90,132	$6,571	$—	$450,439

	2020
		Commercial
	Commercial	Real Estate	Residential	Installment	Unallocated	Total

	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$568	$792	$572	$299	$—	$2,231
Provision charged to expense	875	1,254	986	222	—	3,337
Losses charged off	(69)	(225)	(104)	(169)	—	(567)
Recoveries	23	—	17	72	—	112
Balance, end of year	$1,397	$1,821	$1,471	$424	$—	$5,113
Ending balance: individually evaluated for impairment	$—	$1	$—	$—	$—	$1
Ending balance: collectively evaluated for impairment	$1,397	$1,820	$1,471	$424	$—	$5,112
Loans:
Ending balance: individually evaluated for impairment	$80	$182	$114	$—	$—	$376
Ending balance: collectively evaluated for impairment	$103,197	$245,985	$85,675	$8,258	$—	$443,115

Schedule of portfolio quality indicators

The following table shows the portfolio quality indicators as of December 31, 2021:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total

	(In thousands)
Pass Grade	$90,892	$254,760	$90,132	$6,571	$442,355
Special Mention	—	4,115	—	—	7,943
Substandard	—	7,902	—	—	4,074
Doubtful	—	—	—	—	—
	$90,892	$266,777	$90,132	$6,571	$454,372

The following table shows the portfolio quality indicators as of December 31, 2020:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total

	(In thousands)
Pass Grade	$103,181	$239,862	$85,675	$8,258	$436,976
Special Mention	15	3,422	—	—	3,437
Substandard	81	2,883	114	—	3,078
Doubtful	—	—	—	—	—
	$103,277	$246,167	$85,789	$8,258	$443,491

Schedule of loan portfolio aging analysis

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2021:

	30‑59 Days	60‑89 Days	Greater
	Past	Past	Than 90		Total Past
	Due and	Due and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable

	(In thousands)
Commercial	$63	$—	$—	$—	$63	$90,829	$90,892
Commercial real estate	220	—	—	3,818	4,038	262,739	266,777
Residential	22	—	—	391	413	89,719	90,132
Installment	40	—	—	—	40	6,531	6,571
Total	$345	$—	$—	$4,209	$4,554	$449,818	$454,372

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2020:

	30‑59 Days	60‑89 Days	Greater
	Past	Past	Than 90		Total Past
	Due and	Due and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable

	(In thousands)
Commercial	$—	$—	$—	$83	$83	$103,194	$103,277
Commercial real estate	—	—	—	98	98	246,069	246,167
Residential	120	59	—	445	624	85,165	85,789
Installment	7	20	—	—	27	8,231	8,258
Total	$127	$79	$—	$626	$832	$442,659	$443,491

Schedule of impaired loans

The following table presents impaired loans for the year ended December 31, 2021:

Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized

(In thousands)
Loans without a specific valuation allowance:
Commercial	$—	$—	$—	$—	$—
Commercial real estate	128	128	—	128	6
Real Estate	—	—	—	—	—
Installment	—	—	—	—	—
	128	128	—	128	6
Loans with a specific valuation allowance:
Commercial	$—	$—	$—	$—	$—
Commercial real estate	3,805	3,805	230	3,822	105
Real Estate	—	—	—	—	—

	$3,805	$3,805	$230	$3,822	$105

Total:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate	$3,933	$3,933	$230	$3,950	$111
Real Estate	$—	$—	$—	$—	$—
Installment	$—	$—	$—	$—	$—

The following table presents impaired loans for the year ended December 31, 2020:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized

	(In thousands)
Loans without a specific valuation allowance:
Commercial	$80	$80	$—	$78	$11
Commercial real estate	110	196	—	136	8
Real Estate	114	121	—	118	22
Installment	—	14	—	—	5
	304	411	—	332	46
Loans with a specific valuation allowance:
Commercial	$—	$—	$—	$92	$—
Commercial real estate	72	72	1	3	3
Real Estate	—	—	—	—	—
	$72	$72	$1	$95	$3

Total:
Commercial	$80	$80	$—	$170	$11
Commercial Real Estate	$182	$268	$1	$139	$11
Real Estate	$114	$121	$––	$118	$22
Installment	$—	$14	$—	$—	$5

Schedule of troubled debt restructurings on financing receivables

The following tables present information regarding troubled debt restructurings by class and by type of modification for the year ended December 31, 2021 and 2020:

Year Ended December 31, 2021
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

(In thousands)
Commercial	—	$—	$—
Commercial Real Estate	—	$—	$—

Year Ended December 31, 2021
	Interest			Total
	Only	Term	Combination	Modification

(In thousands)
Commercial	$—	$—	$—	$—
Commercial Real Estate	$—	$—	$—	$—

Year Ended December 31, 2020
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

(In thousands)
Commercial	—	$—	$—
Commercial Real Estate	1	$86	$86

Year Ended December 31, 2020
	Interest			Total
	Only	Term	Combination	Modification

(In thousands)
Commercial	$—	$—	$—	$—
Commercial Real Estate	$—	$86	$—	$86